Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Total assets
Current liabilities
Total liabilities	5,000		5,000
Stockholders' deficit
Common stock, $0.001 par value; 6,594,946 shares authorized as of June 30, 2024 and December 31, 2023; 786,782 shares and 786,510 shares issued as of June 30, 2024 and December 31, 2023, respectively; 780,180 shares and 779,908 shares outstanding as of June 30, 2024 and December 31, 2023, respectively.	0		0
Additional paid-in capital	2,134,199		0
Accumulated deficit	(2,139,199)		(5,000)
Total stockholders' deficit	(5,000)	$ (5,000)	(5,000)
Total liabilities, convertible preferred stock, and stockholders' deficit	0		0
Adagio Medical Inc
Current assets
Cash and cash equivalents	2,045,000		1,383,000				$ 5,547,000
Accounts receivable, net	167,000		71,000
Inventory, net	4,062,000		3,322,000				367,000
Prepaid expenses	182,000		232,000				291,000
Other current assets	180,000		177,000				527,000
Total current assets	6,636,000		5,185,000				6,732,000
Property and equipment, net	1,154,000		1,487,000				1,647,000
Right-of-use assets, net	260,000		130,000				292,000
Other assets	19,000		23,000				26,000
Total assets	8,069,000		6,825,000				8,697,000
Current liabilities
Accounts payable	5,580,000		3,830,000				1,011,000
Accrued liabilities	3,429,000		3,048,000				2,157,000
Operating lease liabilities, current	140,000		79,000				163,000
Convertible notes payable, current	47,964,000	44,048,000	36,430,000	$ 26,584,000			9,500,000
Warrant liabilities	417,000		78,000
Term loan, current	990,000		1,695,000
Accrued transaction costs	145,000		444,000
Other accrued liabilities	3,000,000		1,572,000				137,000
Total current liabilities	61,665,000	57,022,000	47,176,000	35,915,000			12,968,000
Operating lease liabilities, long-term	121,000		52,000				134,000
Term loan, long-term			143,000
Other long-term liabilities	6,000		8,000				3,000
Total liabilities	61,792,000	57,072,000	47,379,000	36,554,000			13,105,000
Commitments and contingencies (Note 11)
Convertible preferred stock, $0.001 par value; 4,939,946 shares authorized as of June 30, 2024 and December 31, 2023; 4,732,044 shares and 4,939,946 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively, with aggregate liquidation preference of $86,936 and $91,637 as of June 30, 2024 and December 31, 2023, respectively	86,783,000		91,469,000		$ 91,469,000		91,469,000	$ 91,469,000
Stockholders' deficit
Common stock, $0.001 par value; 6,594,946 shares authorized as of June 30, 2024 and December 31, 2023; 786,782 shares and 786,510 shares issued as of June 30, 2024 and December 31, 2023, respectively; 780,180 shares and 779,908 shares outstanding as of June 30, 2024 and December 31, 2023, respectively.	1,000		1,000				1,000
Additional paid-in capital	6,163,000		1,608,000				1,153,000
Accumulated other comprehensive income	22,000		17,000				28,000
Accumulated deficit	(146,692,000)	(140,958,000)	(133,649,000)	(125,028,000)			(97,059,000)
Total stockholders' deficit	(140,506,000)	$ (139,218,000)	(132,023,000)	$ (123,507,000)	$ (112,876,000)	$ (104,722,000)	(95,877,000)	$ (72,618,000)
Total liabilities, convertible preferred stock, and stockholders' deficit	$ 8,069,000		$ 6,825,000				$ 8,697,000